Note 5 - Other Balance Sheet Information - Prepaid and Other Current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Prepaid clinical trial expenses	$ 435	$ 5
Equity issuance costs	343
Prepaid insurance	670
Other prepaid expenses	174	5
Total prepaid and other current assets	$ 1,622	$ 10	$ 34